Assets Held for Sale - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
Assets held-for-sale, long-lived assets	$ 0	$ 16,316,000
Impairment loss on assets held for sales	0	19,035,000	$ 34,955,000
Value of assets held-for-sale	1,670,000	19,823,000
Proceeds from disposition of assets held-for-sale	1,703,000	19,725,000
Gain (Loss) from discontinued operations	$ 33,000	$ (98,000)